Index Funds

737 Bishop Street, Mauka Tower, Suite 2850

Honolulu, Hawaii 96813

FILED VIA EDGAR

July 31, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Index Funds (the “Registrant” or “Trust”)

File Nos. 333-129930, 811-21836

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant dated as of July 28, 2020, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 43 (SEC Accession No. 0001398344-20-014543) on July 28, 2020.

Sincerely,

/s/ Michael G. Willis

Michael G. Willis

President